Equity dividends	12 Months Ended
Mar. 31, 2019
Equity dividends
Equity dividends

 9. Equity dividends

Dividends are one type of shareholder return, historically paid to our shareholders in February and August.

	2019	2018	2017
	€m	€m	€m
Declared during the financial year:
Final dividend for the year ended 31 March 2018: 10.23 eurocents per share (2017: 10.03 pence per share, 2016: 7.77 pence per share)	2,729	2,670	2,447
Interim dividend for the year ended 31 March 2019: 4.84 eurocents per share (2018: 4.84 eurocents per share, 2017: 4.74 pence per share)	1,293	1,291	1,262
	4,022	3,961	3,709
Proposed after the end of the year and not recognised as a liability:
Final dividend for the year ended 31 March 2019: 4.16 eurocents per share (2018: 10.23 eurocents per share, 2017: 10.03 pence per share)	1,112	2,729	2,670